Intangible Assets and Deferred Costs (Tables)	12 Months Ended
Mar. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets and Deferred Costs

	March 31,
	2022	2021
Cost:
Product and distribution rights	$127,766	$85,359
	127,766	85,359
Accumulated amortization:
Product and distribution rights	80,432	78,593
	80,432	78,593
	$47,334	$6,766